Long-term Debt	12 Months Ended
Dec. 31, 2013
Long-term Debt

6. Long-term Debt

In August 2005, we entered into a loan agreement (the “First Loan Agreement”) with two lenders that provided for borrowings under an equipment facility and a growth capital facility. The First Loan Agreement provided for advances under the equipment facility up to $1.0 million in $50,000 increments through the termination date on December 31, 2006 and advances under the growth capital facility up to $3.0 million in $1.0 million increments through the termination date on December 31, 2006. Outstanding borrowings under the equipment facility were due in 36 equal monthly payments of principal and interest following the month of borrowing, with a final payment on the maturity date equal to 2.5% of the drawn down principal. Outstanding borrowings under the growth capital facility were due in 36 monthly payments of principal and interest beginning January 1, 2007. There were no prepayment penalties for either the equipment facility or the growth capital facility. There were no amounts outstanding under the First Loan Agreement as of December 31, 2012 and 2013.

In June 2010, the Company entered into a second loan agreement (the “Second Loan Agreement”) with a lender that provides for: (1) a revolving line of credit facility, (2) an equipment facility and (3) a term loan. In addition, this loan agreement was amended in August 2011 to provide for additional borrowings under a (4) growth facility. The Second Loan Agreement provides certain financial-related covenants, among others, relating to delivery of audited financial statements to the lender. We were in compliance with all financial-related covenants under the Second Loan Agreement as of December 31, 2012 and 2013.

Line of Credit

Under the terms of the Second Loan Agreement, we are able to borrow up to $3.0 million under a revolving line of credit. The line of credit carries a floating interest rate equal to prime plus 1.5% and was to mature in June 2012. Borrowings under the line of credit were collateralized by all of the Company’s assets, excluding intellectual property, and the availability of borrowings under the line of credit were subject to certain borrowing base limitations around our outstanding accounts receivable. In August 2011, the Second Loan Agreement was amended to increase the amounts available under the line of credit to $10.0 million. In December 2012, the Second Loan Agreement was amended to increase the amounts available under the line of credit to $25.0 million, extend the maturity date to December 31, 2014 and add a supplemental equipment line of $15.0 million, which has a maturity date in September 2016. As of December 31, 2012 and 2013, there were no amounts outstanding under the supplemental equipment line. We drew down $2.4 million, $7.6 million and $10.0 million under the line of credit during the years ended December 31, 2011, 2012 and 2013, respectively. In October 2013, we repaid the outstanding borrowings in the amount of $20.0 million under the revolving line of credit facility under the Second Loan Agreement. We have not cancelled the revolving line of credit facility. Borrowings under the revolving line of credit consist of the following (in thousands):

	December 31,
	2012	2013
Second Loan Agreement—revolving line of credit	$10,000	$—

Term Loans

Under the terms of the Second Loan Agreement, the Company was able to borrow up to $750,000 under the equipment facility. The equipment facility carries a fixed interest rate equal to 7.0% and requires payments of principal and interest due in 36 equal monthly installments beginning the month following any borrowings. Borrowings under the equipment facility were collateralized by all of our assets, excluding intellectual property. There are no prepayment penalties for the equipment facility. We borrowed $564,000 under the equipment facility during the year ended December 31, 2010 and paid off the balance during the year ended December 31, 2013.

Under the terms of the Second Loan Agreement, we borrowed $1.0 million under the term loan during the year ended December 31, 2010. The term loan carries a fixed interest rate equal to 8.0% and requires payments of principal and interest in 36 equal monthly installments beginning July 2010. Borrowings under the term loan were collateralized by all of our assets, excluding intellectual property. There are no prepayment penalties for the term loan. We paid off the balance during the year ended December 31, 2013.

Under the terms of the Second Loan Agreement, as amended in August 2011, we borrowed $2.75 million under a growth facility during the year ended December 31, 2011. The borrowings under the growth facility in the amount of $1.0 million was available until October 2011, and the remaining $1.75 million was available through the maturity date in December 2014. The growth facility carries a fixed interest rate equal to 6.5% and requires payments of principal and interest in 36 equal monthly installments beginning the month following any borrowings. Borrowings under the growth facility were collateralized by all of the Company’s assets, excluding intellectual property. There are no prepayment penalties for the growth facility. We paid off the balance during the year ended December 31, 2013.

Outstanding borrowings under our debt agreements consist of the following (in thousands):

December 31,
2012
Second Loan Agreement—equipment facility	$132
Second Loan Agreement—growth capital facility	1,832
Second Loan Agreement—term loan	183

2,147
Less current portion	(1,231)

Total	$916

There were no outstanding balances under the term loan as of December 31, 2013.

Warrants

Under the terms of the First Loan Agreement during the years ended December 31, 2005, 2006, 2007 and 2008, we issued to the two lenders fully vested warrants to purchase an aggregate of 245,899 shares of Series A-2 convertible preferred stock and an aggregate of 118,942 shares of Series B convertible preferred stock. The Series A-2 warrants have an exercise price of $0.61 per share and a contractual term of 10 years. The Series B warrants have an exercise price of $1.32 per share and a contractual term of 10 years. The fair value of the warrants upon issuance, which was $4,000 in the aggregate, was recorded as debt issuance costs and a warrant liability. The shares underlying these warrants were converted from preferred stock to common stock upon the closing of our initial public offering in September 2013.

Under the terms of the Second Loan Agreement, we issued to the lender a fully vested warrant to purchase 100,000 shares of Series D convertible preferred stock during the year ended December 31, 2010. The Series D warrant has an exercise price of $0.39 per share and expires in June 2015. The fair value upon issuance in the amount of $12,000 was determined utilizing the Monte Carlo model with the following assumptions: contractual term of 10 years, expected volatility of 79%, risk-free rate of 2.2%, control premium of 30%, change of control probability of 50% and IPO threshold of $500 million. The fair value of the warrant upon issuance was recorded as debt issuance costs and a warrant liability. The shares underlying this warrant were converted from preferred stock to common stock upon the closing of our initial public offering in September 2013.

Under the terms of the Second Loan Agreement, we also issued to the lender a fully vested warrant to purchase 60,661 shares of Series E convertible preferred stock during the year ended December 31, 2011. The Series E warrant has an exercise price of $1.36 per share and expires in August 2016. The fair value upon issuance in the amount of $56,000 was determined utilizing the Monte Carlo model with the following assumptions: contractual term of 10 years, expected volatility of 79%, risk-free rate of 1.6%, control premium of 40%, change of control probability of 50% and IPO threshold of $500 million. The fair value of the warrant upon issuance was recorded as debt issuance costs and a warrant liability. The shares underlying this warrant were converted from preferred stock to common stock upon the closing of our initial public offering in September 2013.